RETIREMENT BENEFIT PLANS - Disclosure of Movements in Fair Value of Scheme Assets (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset) at the beginning of the period	£ 416
Interest income	27	£ 34	£ 54
Return on plan assets (excluding amounts included in net interest expense)	359	1,217	352
Net defined benefit liability (asset) at the end of the period	502	416
Fair value of scheme assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset) at the beginning of the period	7,796	8,858
Interest income	425	405
Contributions paid by employer and scheme members	177	153
Administration costs paid	(8)	(9)
Return on plan assets (excluding amounts included in net interest expense)	(359)	(1,217)
Benefits paid	(402)	(394)
Net defined benefit liability (asset) at the end of the period	£ 7,629	£ 7,796	£ 8,858